Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ (3,818,737)	$ 24,048,184	$ 13,888,767
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	59,907	39,314	9,979
Deferred taxes	(1,733,152)	(38,890)
Loss on disposal of a subsidiary	2,062,155
Impairment loss on loans to third parties	7,423,651
Impairment loss on fixed assets	76,748
Changes in operating assets and liabilities:
Accounts receivable	(13,327,901)	2,265,897	(3,689,700)
Other receivables	(3,055,473)	(379,543)	(1,814,225)
Prepayments	254,879	(300,280)
Due from related parties	(191,832)
Long-term office rental deposit	669,888	(442,135)
Accrued payroll	(454,552)	713,599	112,961
Other payables and accruals	(381,174)	(8,048)	(24,101)
Tax payable	(4,780,002)	1,638,886	2,358,698
Accounts Payable	(70,242)	66,558
Advance from customers	76,203
Net cash (used in)/provided by operating activities	(17,266,382)	27,603,542	14,470,829
Cash flows from investing activities:
Purchases of property and equipment	(175,972)	(191,692)
Loans to third parties	(39,417,810)	(41,508,250)	(21,295,334)
Collection of loans to third parties	31,870,523	20,865,100	23,786,941
Acquisition of Anytrust, net of cash acquired in connection of acquisition of Anytrust		(1,473,365)
Net cash (used in)/provided by investing activities	(7,723,259)	(22,308,207)	2,491,607
Cash flows from financing activities:
Borrowings from a related party			3,430
Repayment to a related party	(128,407)		(67,434)
Proceeds from IPO (net of offering cost of $1,262,562 )		18,968,888
Proceeds from exercise of underwriter's warrants		1,090,239
Return of capital			(15,356,266)
Payments of offering costs		(417,998)	(326,053)
Net cash (used in)/ provided by financing activities	(128,407)	19,641,129	(15,746,323)
Effect of exchange rate changes on cash	(468,386)	348,373	209,111
Net (decrease) increase in cash	(25,586,434)	25,284,837	1,425,224
Cash at beginning of year	27,165,262	1,880,425	455,201
Cash at end of year	1,578,828	27,165,262	1,880,425
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid	2,503,688	317,150	1,012,765
Non- cash investing activities
Net assets from acquisition of Anytrust		351,225
Deferred offering costs		$ 763,365